SHARE CAPITAL AND RESERVES (Details 3) - $ / shares	Jan. 11, 2032	Oct. 31, 2027
SHARE CAPITAL AND RESERVES
Weighted average exercise price option and exercisable	$ 0.20	$ 0.20
Outstanding Options and exercisable	995,700	3,204,300